Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WISCONSIN CAPITAL FUNDS INC
Entity Central Index Key	0001395397
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000221188
Shareholder Report [Line Items]
Fund Name	Plumb Balanced Fund
Class Name	Institutional Class
Trading Symbol	PLIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Plumb Balanced Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	plumbfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.19%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Plumb Funds are pleased to present our March 31, 2026, fiscal year results to you, even in a down market caused by geopolitical risks. The fiscal year of 2026 proved to be an eventful period for financial markets, most notably the United States entering into a conflict with Iran on February 28th that sent crude oil prices dramatically up and hence gasoline prices at the pumps.

The largest contributors to the Plumb Balanced Fund included Modine Manufacturing, AAR, Exxon Mobil, Phillips 66, and Ubiquiti. The largest detractors for the quarter were Microsoft, American Express, Toast, Mercardo Libre, and Visa.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 03, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 63,208,971
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 349,117
InvestmentCompanyPortfolioTurnover	29.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	64.9%
Corporate Bonds	31.5%
Money Market Funds	2.8%
Municipal Bonds	0.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Communications	0.6%
Real Estate	0.8%
Education	0.8%
Consumer Staples	1.0%
Technology	1.1%
Money Market Funds	2.8%
Health Care	4.2%
Communication Services	4.3%
Utilities	6.1%
Energy	8.3%
Consumer Discretionary	11.0%
Industrials	13.6%
Information Technology	17.8%
Financials	27.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.3%
Modine Manufacturing Company	4.5%
Alphabet, Inc. - Class A	4.3%
AAR Corporation	3.5%
Mastercard, Inc. - Class A	3.2%
VSE Corporation	3.2%
Amazon.com, Inc.	3.2%
Visa, Inc. - Class A	3.0%
Microsoft Corporation	2.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.
C000049545
Shareholder Report [Line Items]
Fund Name	Plumb Balanced Fund
Class Name	Investor Class
Trading Symbol	PLBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Plumb Balanced Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	plumbfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.44%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Plumb Funds are pleased to present our March 31, 2026, fiscal year results to you, even in a down market caused by geopolitical risks. The fiscal year of 2026 proved to be an eventful period for financial markets, most notably the United States entering into a conflict with Iran on February 28th that sent crude oil prices dramatically up and hence gasoline prices at the pumps.

The largest contributors to the Plumb Balanced Fund included Modine Manufacturing, AAR, Exxon Mobil, Phillips 66, and Ubiquiti. The largest detractors for the quarter were Microsoft, American Express, Toast, Mercardo Libre, and Visa.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 63,208,971
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 349,117
InvestmentCompanyPortfolioTurnover	29.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	64.9%
Corporate Bonds	31.5%
Money Market Funds	2.8%
Municipal Bonds	0.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Communications	0.6%
Real Estate	0.8%
Education	0.8%
Consumer Staples	1.0%
Technology	1.1%
Money Market Funds	2.8%
Health Care	4.2%
Communication Services	4.3%
Utilities	6.1%
Energy	8.3%
Consumer Discretionary	11.0%
Industrials	13.6%
Information Technology	17.8%
Financials	27.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.3%
Modine Manufacturing Company	4.5%
Alphabet, Inc. - Class A	4.3%
AAR Corporation	3.5%
Mastercard, Inc. - Class A	3.2%
VSE Corporation	3.2%
Amazon.com, Inc.	3.2%
Visa, Inc. - Class A	3.0%
Microsoft Corporation	2.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.
C000221189
Shareholder Report [Line Items]
Fund Name	Plumb Equity Fund
Class Name	Institutional Class
Trading Symbol	PLIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Plumb Equity Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	www.plumbfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Plumb Funds are pleased to present our March 31, 2026, fiscal year results to you, even in a down market caused by geopolitical risks. The fiscal year of 2026 proved to be an eventful period for financial markets, most notably the United States entering into a conflict with Iran on February 28th that sent crude oil prices dramatically up and hence gasoline prices at the pumps.

The largest contributors to the Plumb Equity Fund and percentage of net assets by security selection included: AAR, Modine Manufacturing, Phillips 66, VSE, and Honeywell. The largest detractors included Genius Sports, Microsoft, Autodesk, Cellebrite, and Toast.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (August 3, 2020)
Plumb Equity Fund	10.72%	4.47%	6.89%
S&P 500® Index	17.80%	12.06%	14.53%
MSCI EAFE VALUE Price (USD)	25.61%	8.17%	11.59%
90% S&P500/10% MSCI EAFE Price	17.92%	11.41%	13.91%

Performance Inception Date	Aug. 03, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 27,834,119
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 6,554
InvestmentCompanyPortfolioTurnover	26.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.5%
Consumer Staples	1.1%
Energy	6.1%
Health Care	6.9%
Communication Services	7.7%
Consumer Discretionary	11.2%
Financials	16.2%
Industrials	18.6%
Information Technology	31.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	13.2%
Alphabet, Inc. - Class A	7.7%
VSE Corporation	6.1%
Advanced Micro Devices, Inc.	5.8%
AAR Corporation	5.5%
Apple, Inc.	4.1%
Microsoft Corporation	4.0%
Visa, Inc. - Class A	3.9%
Amazon.com, Inc.	3.6%
Mastercard, Inc. - Class A	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.
C000049546
Shareholder Report [Line Items]
Fund Name	Plumb Equity Fund
Class Name	Investor Class
Trading Symbol	PLBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Plumb Equity Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	www.plumbfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$158	1.50%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Plumb Funds are pleased to present our March 31, 2026, fiscal year results to you, even in a down market caused by geopolitical risks. The fiscal year of 2026 proved to be an eventful period for financial markets, most notably the United States entering into a conflict with Iran on February 28th that sent crude oil prices dramatically up and hence gasoline prices at the pumps.

The largest contributors to the Plumb Equity Fund and percentage of net assets by security selection included: AAR, Modine Manufacturing, Phillips 66, VSE, and Honeywell. The largest detractors included Genius Sports, Microsoft, Autodesk, Cellebrite, and Toast.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Plumb Equity Fund	10.41%	4.23%	12.09%
S&P 500® Index	17.80%	12.06%	14.16%
MSCI EAFE Price (USD)	18.24%	5.15%	5.56%
90% S&P500/10% MSCI EAFE Price	17.92%	11.41%	13.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 27,834,119
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 6,554
InvestmentCompanyPortfolioTurnover	26.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.5%
Consumer Staples	1.1%
Energy	6.1%
Health Care	6.9%
Communication Services	7.7%
Consumer Discretionary	11.2%
Financials	16.2%
Industrials	18.6%
Information Technology	31.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	13.2%
Alphabet, Inc. - Class A	7.7%
VSE Corporation	6.1%
Advanced Micro Devices, Inc.	5.8%
AAR Corporation	5.5%
Apple, Inc.	4.1%
Microsoft Corporation	4.0%
Visa, Inc. - Class A	3.9%
Amazon.com, Inc.	3.6%
Mastercard, Inc. - Class A	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.